Lease Liabilities - Summary of quantitative information about lease liabilities (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance, January 1	$ 57,014	$ 61,926	$ 61,926	$ 67,000
Additions	1,199		9,721	8,065
Lease interest	695	$ 793	3,029	3,371	$ 2,586
Payments made against lease liabilities	(4,208)		(17,244)	(16,141)
Currency translation effects and other	(257)		(418)	(369)
Current portion of lease liabilities	13,286		13,906	14,693
Non-current portion of lease liabilities	41,157		43,108	47,233
Closing balance	$ 54,443		$ 57,014	$ 61,926	$ 67,000